Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Assets Available for Benefit (Details) - EBP 030 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for plan benefits per the financial statements	$ 2,001,570	$ 1,865,914
Adjustment from contract value to fair value for fully benefit-responsive GICs	(1,640)	(4,923)
Net assets available for plan benefits per the Form 5500	$ 1,999,930	$ 1,860,991